Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	UNIVERSAL DISPLAY CORPORATION
Entity Central Index Key	0001005284
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	OLED
Security Exchange Name	NASDAQ
Entity File Number	1-12031
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2372688
Entity Address, Address Line One	250 Phillips Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08618
City Area Code	609
Local Phone Number	671-0980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false